Operating Lease Commitments	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Operating Lease Commitments

Note 5 – Operating Lease Commitments

On August 16, 2021, the Company extended its office space lease with Sunbeam Properties Inc. to rent approximately 5,000 square feet of space in Miramar, Florida. The Company pays $8,900 per month in rent until the end of the extended lease September 30, 2024. The Company, incurred lease expense for its operating leases of $18,220 and $36,440 for each of the three and six month periods ended June 30, 2023 and 2022, respectively and Company’s weighted-average remaining lease term relating to its operating leases is 1.28 years, with a weighted-average discount rate of 10%.

In June 2022, the Company entered into a lease for office space in Mexico which terminates on May 31, 2024.

The following table presents information about the amount and timing of liabilities arising from the Company’s operating leases as of June 30, 2023:

Maturity of operating lease liabilities for the following periods:
July 1, 2023 to June 30, 2024	$96,283
July 1, 2024 to September 30, 2024	22,065
Total undiscounted operating lease payments	118,348
Less: imputed interest	9,318
Present value of operating lease liabilities	$109,030

The Company’s operating leases do not provide an implicit rate that can readily be determined. Therefore, the Company uses a discount rate based on its incremental borrowing rate, which is determined using the average of borrowing rates explicitly stated in the Company’s convertible debt.